Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Summary of finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Income from equity investments	3.4	20.1
Interest income	99.0	35.4
	102.4	55.5
Finance costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Interest payable and similar charges[1]	180.2	98.9
Interest expense related to lease liabilities	50.5	46.0
	230.7	144.9
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
Revaluation and retranslation of financial instruments include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Movements in fair value of treasury instruments	4.4	1.9
Revaluation of investments held at fair value through profit or loss	(24.2)	9.0
Revaluation of put options over non-controlling interests	7.1	19.6
Revaluation of payments due to vendors (earnout agreements)	25.7	(1.1)
Retranslation of financial instruments	12.5	3.7
	25.5	33.1